Summary of Significant Accounting Policies and Related Matters (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Details of Accounts Receivable

Accounts receivable as of December 31, 2013 and 2012 are detailed below.

	December 31,
(in thousands)	2013	2012
Natural gas sales	$16,534	$5,564
Joint interest	6,391	1,810
Other	8,840	1,183

Total accounts receivable	$31,765	$8,557

Components of Interest Incurred

The following table summarizes the components of the Company’s interest incurred for the periods indicated (in thousands):

	2013	2012	2011
Interest incurred:
Interest capitalized	$8,034	$7,695	$5,405
Interest expensed	17,915	3,487	531

Total incurred	$25,949	$11,182	$5,936